Financial and other non-current assets - Minimum finance lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	$ 120	$ 191
Unearned interest income	(6)	(10)
Present value	114	181
Provision	(46)	(57)
Net book value	68	124
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	33	51
Unearned interest income	(3)	(4)
Present value	30	47
Provision	(1)	(1)
Net book value	29	46
Between one and five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	55	94
Unearned interest income	(3)	(5)
Present value	52	89
Provision	(18)	(23)
Net book value	34	66
Later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	32	46
Unearned interest income	0	(1)
Present value	32	45
Provision	(27)	(33)
Net book value	$ 5	$ 12